FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Schedule of financial assets and liabilitites measured at fair value

Items carried at fair value as of December 31, 2012 and 2011 are classified in the table below in one of the three categories described in Note 2.

	Fair value measurements using input type
	December 31, 2012
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$10,611	$—	$—	$10,611
Marketable securities	3,183	—	—	3,183
Derivative asset – call option*	—	945	—	945
Derivative liability – put option	—	(73)	—	(73)
	$13,794	$872	$—	$14,666

*	The fair value of the derivative call options, using the Black-Scholes option pricing model made with the following unobservable assumptions: dividend yield of 9.7%, expected volatility: 49% – 54%, risk free interest rate: 9% – 19 (includes inflation rates), and expected life: 0.6 – 1.43 years.

	Fair value measurements using input type
	December 31, 2011
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$940	—	—	$940
Derivatives liabilities – warrants	—	(799)	—	(799)
	$940	$(799)	$—	$141